Assets Held for Sale	12 Months Ended
Mar. 31, 2020
Disclosure of analysis of single amount of discontinued operations [abstract]
Assets Held for Sale
18.	Assets Held for Sale
Major components of assets held for sale and liabilities directly associated with assets held for sale as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019	2020
Cash and cash equivalents	3,502	4,161
Trade and other receivables	2,686	12,349
Inventories	2,568	16,496
Other assets	315	8,204

Assets held for sale	9,071	41,210

	JPY (millions)
	2019	2020
Trade and other payables	3,637	11,786
Other liabilities	5,434	18,347

Liabilities directly associated with assets held for sale	9,071	30,133

The assets held for sale as of March 31, 2019, consisted of a group of assets and liabilities relating to a subsidiary, NEC Lighting, Ltd. The business of the subsidiary were transferred on April 1, 2019.
The assets held for sale as of March 31, 2020, consisted of groups of assets and liabilities relating to two subsidiaries, NEC Display Solutions, Ltd. and Showa Optronics Co., Ltd. NEC Display Solutions, Ltd. belongs to the “Global” segment, and the sale of its 66%
share is scheduled to close by the end of 2020.
In addition, the assets and liabilities of Nippon Avionics Co., Ltd, (“Nippon Avionics”) were classified as a disposal group held for sale during the fiscal year ended March 31, 2020. NEC sold all of common shares of Nippon Avionics through a cash tender offer.